SEGMENT REPORTING	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (the “CODM”) in order to allocate resources and assess the performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operating results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280, including digital advertising services, cash rebate services, and payment solution services.

Revenue by service categories

The following tables present summary information by segment for the fiscal years ended September 30, 2022, 2021, and 2020, respectively:

	For the Fiscal Year Ended September 30, 2022
	Cash rebate services	Digital advertising services	Payment solution services	Total
Revenue	$10,562	$7,174,050	$9,575	$7,194,187
Operating costs	654,687	1,714,759	130,480	2,243,750
Income (loss) from operations	(671,052)	5,742,132	(120,642)	4,950,437
Income tax expense	609,983	797,462	4	1,407,449
Net income (loss)	(1,280,751)	5,003,684	(120,568)	3,602,365
Capital expenditure	$1,527	$398,421	$735,981	$1,135,929
Total assets	$11,862,705	$12,873,793	$305,919	$25,042,418

	For the Fiscal Year Ended September 30, 2021
	Cash rebate services	Digital advertising services	Payment solution services	Total
Revenue	$6,214	$3,158,520	$1,494	$3,166,228
Operating costs	387,537	581,813	56,989	1,026,339
Income (loss) from operations	(381,323)	2,576,707	(55,495)	2,139,889
Income tax expense	-	692,405	-	692,405
Net income (loss)	(381,157)	1,884,302	(55,495)	1,447,650
Capital expenditure	$-	$5,203	$-	$5,203
Total assets	$162,355	$3,716,568	$136,212	$4,015,135

	For the Fiscal Year Ended September 30, 2020
	Cash rebate services	Digital advertising services	Payment solution services	Total
Revenue	$718	$153,145	$-	$153,863
Operating costs	237,579	106,447	-	344,026
Income (loss) from operations	(236,861)	46,698	-	(190,163)
Income tax expense	-	14,991	-	14,991
Net income (loss)	(236,861)	31,707	-	(205,154)
Capital expenditure	$-	$8,198	$-	$8,198
Total assets	$367,883	$296,018	$-	$663,901